Overview	3 Months Ended
Mar. 31, 2014
Notes
Overview

NOTE 1. OVERVIEW

Ecologic Transportation, Inc. (the “Company”) was incorporated in the State of Nevada on September 30, 2005, under the name Heritage Explorations Inc. On June 20, 2008, the Company merged with its wholly owned subsidiary and changed its name to USR Technology, Inc. (“USR”).  On June 26, 2008, USR, engaged primarily in the provision of international drilling services, began trading its common stock under the symbol “USRT”.

On April 26, 2009, the Company entered into an agreement and plan of merger, as amended, with Ecologic Sciences, Inc. (formerly, Ecologic Transportation, Inc.), a private Nevada corporation, and Ecological Acquisition Corp., a private Nevada corporation and wholly-owned subsidiary of the Company. Ecological Acquisition Corp. was formed by the Company for the purpose of acquiring all of the outstanding shares of Ecologic Sciences, Inc. Pursuant to the agreement and plan of merger, as amended, Ecologic Sciences, Inc. was to be merged with and into Ecological Acquisition Corp., with Ecologic Sciences, Inc. continuing after the merger as a wholly-owned subsidiary of the Company.

On July 2, 2009, the Company’s wholly-owned subsidiary Ecological Acquisition Corp. was merged into Ecologic Sciences, Inc. with Ecologic Sciences, Inc. being the sole surviving entity under the name “Ecologic Sciences, Inc.” and the Company being the sole shareholder of the surviving entity. Upon closing of the agreement and plan of merger on July 2, 2009, the Company issued 17,559,486 shares of its common stock to the former shareholders of Ecologic Sciences, Inc. in consideration for the acquisition of all of the issued and outstanding common shares in the capital of Ecologic Sciences, Inc. As of the closing date, the former shareholders of Ecologic Sciences, Inc. held approximately 75.85% of the issued and outstanding common shares of the Company.

Prior to the Merger, the Company was focused on the drilling services sector of the oil and gas industry. As of the closing date of the Merger on July 2, 2009, the Company became a development stage company in the business of environmental transportation, and was originally structured with three operating subsidiaries under the parent company, Ecologic Transportation, Inc.:

1.	Ecologic Car Rentals, Inc., a Nevada Corporation
2.	Ecologic Products, Inc., a Nevada Corporation
3.	Ecologic Systems, Inc., a Nevada Corporation

The subsidiary companies Ecologic Products, Inc. and Ecologic Systems, Inc. were created to provide an infrastructure and support for Ecologic Car Rentals, Inc., the Company’s primary operations and distribution channels for its environmental products.

Change in infrastructure:

Through the Company’s subsidiary, Ecologic Systems, Inc. (“EcoSys”), the Company intended to develop and manage the “greening” of gas stations along with retrofitting them with alternative energy options and solutions.  To build this infrastructure, the Company intended to provide turnkey management, installation, and integration of equipment procurement, equipment installation, contracting, fuel, and regulatory tax incentive and grant subsidization proposals.

The Company’s Board of Directors made the strategic decision to focus the majority of its resources and time on the development of its environmental car rental business, and on March 16, 2012, entered into a Share Exchange Agreement and Plan of Merger with Amazonas Florestal, Inc. (“Amazonas”) and EcoSys (the “Share Exchange”). As a result of the Share Exchange, 97% of EcoSys’ common stock was owned by the Amazonas shareholders (“Amazonas Shareholders”), 3% of EcoSys’ common stock was owned by the Company (the “EGCT Shares”), and a change in control took place whereby Amazonas became a wholly owned subsidiary of EcoSys.  On April 11, 2012, EcoSys changed its name to Amazonas Florestal, Ltd. (“AZFL”).  For a period of one hundred and eighty (180) days after the closing, the EGCT Shares were subject to an anti-dilution provision, which protected the three (3%) percent ownership of the issued and outstanding capital stock of AZFL owned by the Company.

Prior to the Share Exchange, EcoSys introduced the Amazonas management to the holder of its sixty thousand dollar ($60,000) convertible note in order to have non-affiliate parties associated with Amazonas acquire all or a portion of the note.  EcoSys assisted in the facilitation of the acquisition of the note as part of its negotiations with Amazonas regarding the Share Exchange.  The terms of the convertible note allowed for the conversion of the debt into common stock at par value.  On March 26, 2012, the debt was converted, and an additional sixty million (60,000,000) shares were issued to the note holders. The issuance of common stock pursuant to the terms of the convertible note, affected the total number of AZFL’s issued and outstanding shares, and triggered an anti-dilution provision as it pertains to the EGCT shares. As a result, an additional 2,020,618 shares were issued to the Company, thereby increasing the Company’s ownership of AZFL shares to 3%.

On April 19, 2012, AZFL effectuated a 3 for 1 forward stock split, which increased the Company’s holding to 12,061,854 shares of AZFL common stock.

As of March 31, 2014, the Company held 12,061,854 shares of AZFL common stock (the EGCT shares). Management’s intent is to distribute the EGCT shares in the form of a dividend, to the Company’s shareholders of record on March 16, 2012 (the effective date of the Merger), once AZFL has filed an S1 Registration and registers the AZFL Shares. The date by which the Form S1 was to be filed was extended by mutual agreement to January 31, 2013.  However, AZFL has not, to the Company’s knowledge, caused to register the EGCT shares by filing a Form S1, and is in default of its agreement with the Company.  The Company has requested that AZFL complete the registration so the stock distribution can be completed.

Current Business

The Company continues to focus on the development of its environmental transportation business through its two operating subsidiaries, Ecologic Car Rentals, Inc. and Ecologic Products, Inc.

Through the Company’s two operating subsidiaries, the Company intends to provide distribution channels for its environmental products, and implement certain internal product requirements in order to establish it as a “green” company throughout its operations.

Ecologic Car Rentals, Inc.

The Company’s primary focus is to develop an environmental car rental operation through its subsidiary, Ecologic Car Rentals, Inc. The Company is currently pursuing viable opportunities within the car rental industry to develop and establish its own brand as a premier “green” car rental company, offering environmentally-friendly vehicles.

The Company plans to acquire existing profitable independent car rental operations on a multi-regional basis and convert their operations to an Ecologic platform. The Company has identified certain independent car rental operations that would provide a multi-regional presence, and that can be used as a platform to become the only large “green” independent car rental operation in the U.S.  The Company will incrementally replace the fleets with environmental vehicles over a 12–24 month period. The Company’s strategy is to co-brand with the acquisitions for a limited period of time, ultimately completing the rebranding transition to “green” outlets as “Ecologic Car Rentals”.

Currently, the Company intends to rent only environmentally friendly vehicles in the compact, full-size and sport-utility vehicle classes. The Company intends to rent cars on daily, multi-day, weekly and monthly basis. The Company expects that its primary source of revenue will consist of “base time and mileage” car rental fees which can include daily rates including mileage. The Company expects to also charge an additional fee for one-way rentals to and from specific locations. In addition to rental fees, the Company intends to sell other optional products to the Company’s customers, such as collision or loss damage waivers, supplemental liability insurance, personal effects coverage and gasoline.

The Company intends to have its car rental customers make rental reservations either via the Company’s website, www.ecologictransportation.com, at the Company’s proposed partners’ websites, at the rental counter at any of the Company’s proposed locations, by phone,  through online travel websites that the Company intends to partner with, or through a corporate account program in place with their employers.

On August 2, 2012 the Company entered into a 120-day Letter of Intent (“LOI”) to acquire all of the issued and outstanding shares of ACE Rent A Car, Inc. (“ACE”), an Indiana corporation. A second letter of intent (the “Second LOI”) was entered into between the Company and ACE effective December 1, 2012 and expired on January 31, 2013. Although the Company and ACE have not formally extended the Second LOI, they are currently actively engaged in due diligence.  Concurrently with the due diligence process, the Company has been actively seeking primarily equity-based financial support to effect the ACE acquisition.  The Company is currently working with financial institutions to secure a combined debt-equity structure offering that will enable the Company to complete its proposed acquisition.  ACE is under no obligation, neither verbally nor contractually, to sell ACE to the Company. The Company’s management and ACE are continuing discussions, and ACE is awaiting the Company’s revised acquisition proposal. There can be no guarantee that satisfactory financing arrangements will be secured to complete the acquisition.

Ecologic Products, Inc.

The Company is developing ecologically friendly products through its subsidiary, Ecologic Products, Inc. Initially, the Company’s product line will be focused on transportation and its ancillary markets. In anticipation of the Company’s first rental car location, and need for environmentally friendly car cleaning (one of the most important aspects of a car rental operation), the Company developed Ecologic Shine®, a device and system for near-waterless car washing that delivers cleaning comparable to normal washing without the use of any harmful chemicals.

In 2009, the Company launched Ecologic Shine® in collaboration with Park ‘N Fly, an airport parking chain with prominent locations in 15 airport markets, and established test market operations in Atlanta, San Diego and Los Angeles.  Management evaluated the results of operations during the 3-year test period between 2009 and 2012, and determined that a continued collaboration with Park ‘N Fly would not be in the Company’s best interest as a viable profit center.  In September, 2012, the testing sites in Atlanta ceased operations. The Park ‘N Fly Agreement expired on December 1, 2012, and operations ceased in Los Angeles and San Diego. The Company is not pursuing any arrangements with Park ‘N Fly in the future.

The Company is currently pursuing wholesale distribution opportunities for the Ecologic Shine® product line and continues to seek test marketing of its products through major consumer and automotive retail chains, such as auto supply stores, convenience stores and gas stations, and other retail stores that would carry car wash products.  The Company is currently working with a car wash specialist to help develop the strategic plan for retail distribution and the economic modeling of the Ecologic Shine® retail proposition.

The Company’s management has scheduled a meeting in the United Kingdom with the head of the International operating division of a Chinese industrial company, to conduct an in-person demonstration of the Ecologic Shine® product.  This meeting is a follow up to the Company’s Chairman and CEO’s meetings in Beijing and Shenzhen, China, in 2012.  The Chinese counterparts to the Company’s management showed great interest in the Ecologic Shine® waterless car wash product and requested additional information.  The Company followed up with two additional meetings that have led to the upcoming in-person demonstration in the United Kingdom.  The Company believes that China’s need for environmentally sustainable solutions to its business, coupled with the low cost of labor, make China a unique opportunity for Ecologic Shine®.

Going Concern

The Company has incurred losses since inception resulting in an accumulated deficit of $10,010,742, and a working capital deficit of $2,631,876, and further losses are anticipated in the development of its business. The Company’s ability to continue as a going concern is dependent upon its ability to generate profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due, which may not be available at commercially reasonable terms  There can be no assurance that the Company will be able to continue to raise funds, in which case the Company may be unable to meet its obligations and the Company may cease operations. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements reflect all adjustments consisting of normal recurring adjustments, which, in the opinion of management, are necessary for a fair presentation of the results for the periods shown. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue as a going concern.